NOTES RELATED TO THE CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Goodwill from Business Combination (Details) - Pherecydes - EUR (€) € in Thousands	Jun. 30, 2023	Jun. 23, 2023
Disclosure of detailed information about business combination [line items]
Consideration transferred (acquisition price)	€ 25,078	€ 25,078
Net assets acquired	€ (11,575)	(11,575)
Goodwill		€ 13,503